UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21786

Voya Global Advantage and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Advantage and Premium Opportunity Fund

The schedules are not audited.

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Australia: 4.3%
20,755		Caltex Australia Ltd.	$489,692	0.2
269,395		Challenger Ltd.	1,858,475	0.9
936,106		Fortescue Metals Group Ltd.	2,013,138	1.0
557,163		Harvey Norman Holdings Ltd.	1,832,175	0.9
516,946		Scentre Group	1,738,817	0.9
652,235	@	South32 Ltd.	733,415	0.4
			8,665,712	4.3

		Austria: 2.2%
48,635		Lenzing AG	4,461,654	2.2

		Belgium: 0.4%
11,366		UCB S.A.	821,062	0.4

		Canada: 3.4%
15,592		Canadian Imperial Bank of Commerce	1,209,811	0.6
106,980		Toronto-Dominion Bank	4,659,037	2.3
232,534		Yamana Gold, Inc. (CAD)	980,602	0.5
			6,849,450	3.4

		Denmark: 1.0%
67,431		Danske Bank A/S	1,946,683	1.0

		Finland: 2.5%
110,238		Neste Oyj	3,712,122	1.9
66,468		UPM-Kymmene OYJ	1,278,907	0.6
			4,991,029	2.5

		France: 2.7%
42,283		AXA S.A.	1,062,462	0.5
58,069		Vinci S.A.	4,373,168	2.2
			5,435,630	2.7

		Germany: 2.8%
21,362		Muenchener Rueckversicherungs-Gesellschaft AG	4,016,107	2.0
9,844		ProSiebenSat.1 Media SE	495,251	0.3
12,176		RTL Group SA	1,096,499	0.5
			5,607,857	2.8

		Hong Kong: 0.9%
129,551		CLP Holdings Ltd.	1,221,196	0.6
124,000		Wharf Holdings Ltd.	671,006	0.3
			1,892,202	0.9

		Japan: 6.2%
8,200		East Japan Railway Co.	743,965	0.4
89,200		Itochu Corp.	1,111,025	0.5
103,600		Japan Airlines Co. Ltd.	3,536,083	1.7
61,500		Nippon Telegraph & Telephone Corp.	2,691,557	1.3
173,300		Sumitomo Rubber Industries, Inc.	2,529,269	1.3
8,600		Tokyo Electron Ltd.	633,123	0.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
751,000		Ube Industries Ltd.	$1,399,261	0.7
			12,644,283	6.2

		Portugal: 0.4%
267,110		EDP - Energias de Portugal SA	890,444	0.4

		Singapore: 0.3%
381,500		CapitaLand Mall Trust	562,582	0.3

		Switzerland: 4.9%
26,487		Actelion Ltd. - Reg	4,348,796	2.2
7,470		Chubb Ltd.	945,777	0.4
9,221		Partners Group	3,888,215	1.9
9,577		Swiss Re Ltd.	860,595	0.4
			10,043,383	4.9

		United Kingdom: 10.0%
87,646		Anglo American PLC	756,234	0.4
142,685		Barratt Developments PLC	1,220,337	0.6
78,778		British American Tobacco PLC	4,792,252	2.4
32,272		Diageo PLC	875,709	0.4
83,755		Imperial Brands PLC	4,554,987	2.2
347,335		International Consolidated Airlines Group SA	2,715,697	1.3
185,636		ITV PLC	576,014	0.3
81,326		Persimmon PLC	2,474,114	1.2
15,448		Shire PLC	954,445	0.5
457,683		Taylor Wimpey PLC	1,359,105	0.7
			20,278,894	10.0

		United States: 55.0%
60,416		Aflac, Inc.	4,196,495	2.1
7,124	@	Alphabet, Inc. - Class A	5,334,807	2.6
2,013	@	Alphabet, Inc. - Class C	1,481,004	0.7
20,301		Altria Group, Inc.	1,291,956	0.6
23,697		American Electric Power Co., Inc.	1,533,907	0.8
27,790		Apple, Inc.	2,775,109	1.4
102,900		AT&T, Inc.	4,028,535	2.0
17,866	@	Berkshire Hathaway, Inc. – Class B	2,510,888	1.2
28,689		Best Buy Co., Inc.	922,925	0.5
13,964		Bristol-Myers Squibb Co.	1,001,219	0.5
39,299		CA, Inc.	1,270,144	0.6
13,962		Campbell Soup Co.	845,678	0.4
26,203		CenturyLink, Inc.	710,625	0.4
41,495		Cisco Systems, Inc.	1,205,430	0.6
89,058		Citigroup, Inc.	4,147,431	2.0
12,771		Colgate-Palmolive Co.	899,206	0.4
51,405		Corning, Inc.	1,073,850	0.5
15,399		Darden Restaurants, Inc.	1,044,514	0.5
87,983		Delta Air Lines, Inc.	3,823,741	1.9
11,178		Deluxe Corp.	728,023	0.4
26,046		Discover Financial Services	1,479,673	0.7
13,944		Dr Pepper Snapple Group, Inc.	1,274,482	0.6
23,590		Duke Realty Corp.	558,375	0.3
20,769		EMC Corp.	580,494	0.3

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
10,928	Equifax, Inc.	$1,373,977	0.7
59,535	Foot Locker, Inc.	3,329,197	1.6
320,706	Ford Motor Co.	4,326,324	2.1
43,845	General Electric Co.	1,325,434	0.7
49,873	Gilead Sciences, Inc.	4,341,943	2.1
49,038	Host Hotels & Resorts, Inc.	755,185	0.4
4,694	International Business Machines Corp.	721,656	0.4
96,983	Intel Corp.	3,063,693	1.5
41,294	Interpublic Group of Cos., Inc.	986,927	0.5
22,657	Kroger Co.	810,214	0.4
92,399	Merck & Co., Inc.	5,198,368	2.6
17,250	@ Michael Kors Holdings Ltd.	736,920	0.4
24,380	Microsoft Corp.	1,292,140	0.6
16,051	Omnicom Group, Inc.	1,337,530	0.7
162,914	Pfizer, Inc.	5,653,116	2.8
32,870	Philip Morris International, Inc.	3,243,612	1.6
6,327	Phillips 66	508,438	0.3
107,293	PPL Corp.	4,135,072	2.0
11,285	Public Service Enterprise Group, Inc.	505,004	0.2
18,942	Qualcomm, Inc.	1,040,295	0.5
46,575	Rockwell Collins, Inc.	4,117,230	2.0
20,085	Scripps Networks Interactive - Class A	1,292,269	0.6
4,568	Stryker Corp.	507,779	0.3
7,907	Tesoro Corp.	617,379	0.3
17,276	Texas Instruments, Inc.	1,046,926	0.5
18,840	Torchmark Corp.	1,161,109	0.6
78,484	Transocean Ltd.	768,358	0.4
8,414	Tyson Foods, Inc.	536,645	0.3
10,701	United Technologies Corp.	1,076,307	0.5
8,156	UnitedHealth Group, Inc.	1,090,212	0.5
26,330	US Bancorp	1,127,451	0.6
62,696	Valero Energy Corp.	3,429,471	1.7
58,868	Visa, Inc. - Class A	4,647,040	2.3
11,838	Xilinx, Inc.	561,003	0.3
		111,382,735	55.0

	Total Common Stock
	(Cost $184,600,055)	196,473,600	97.0

	Assets in Excess of Other Liabilities	6,051,488	3.0
	Net Assets	$202,525,088	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $184,606,053.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$16,736,872
Gross Unrealized Depreciation	(4,869,325)

Net Unrealized Appreciation	$11,867,547
Sector Diversification	Percentage of Net Assets
Financials	19.4%
Information Technology	13.1
Consumer Discretionary	12.7
Industrials	12.3
Health Care	11.9
Consumer Staples	9.3
Materials	5.8
Energy	4.8
Utilities	4.0
Telecommunication Services	3.7
Assets in Excess of Other Liabilities	3.0
Net Assets	100.0%

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$8,665,712	$–	$8,665,712
Austria	4,461,654	–	–	4,461,654
Belgium	–	821,062	–	821,062
Canada	6,849,450	–	–	6,849,450
Denmark	–	1,946,683	–	1,946,683
Finland	–	4,991,029	–	4,991,029
France	–	5,435,630	–	5,435,630
Germany	–	5,607,857	–	5,607,857
Hong Kong	–	1,892,202	–	1,892,202
Japan	–	12,644,283	–	12,644,283
Portugal	–	890,444	–	890,444
Singapore	–	562,582	–	562,582
Switzerland	945,777	9,097,606	–	10,043,383
United Kingdom	–	20,278,894	–	20,278,894
United States	111,382,735	–	–	111,382,735
Total Common Stock	123,639,616	72,833,984	–	196,473,600
Total Investments, at fair value	$123,639,616	$72,833,984	$–	$196,473,600
Other Financial Instruments+
Forward Foreign Currency Contracts	–	476,724	–	476,724
Futures	77,942	–	–	77,942
Total Assets	$123,717,558	$73,310,708	$–	$197,028,266
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(15,577)	$–	$(15,577)
Futures	(63,614)	–	–	(63,614)
Written Options	–	(1,643,011)	–	(1,643,011)
Total Liabilities	$(63,614)	$(1,658,588)	$–	$(1,722,202)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2016, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Royal Bank of Scotland PLC	Australian Dollar	11,954,598	Sell	06/30/16	$8,614,914	$8,630,491	$(15,577)
The Royal Bank of Scotland PLC	British Pound	12,231,627	Sell	06/30/16	17,914,771	17,719,771	195,000
The Royal Bank of Scotland PLC	EU Euro	22,284,571	Sell	06/30/16	24,911,966	24,821,863	90,103
Barclays Bank PLC	Swiss Franc	9,000,934	Sell	06/30/16	9,093,759	9,067,783	25,976
The Royal Bank of Scotland PLC	Japanese Yen	1,420,403,193	Sell	06/30/16	12,964,307	12,841,162	123,145
Societe Generale	Canadian Dollar	9,067,576	Sell	06/30/16	6,957,041	6,914,541	42,500
							$461,147

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

At May 31, 2016, the following futures contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	51	06/17/16	$1,732,420	$12,710
Nikkei 225 Index	34	06/09/16	2,642,074	58,616
S&P 500 E-Mini	3	06/17/16	314,235	6,616
			$4,688,729	$77,942
Short Contracts
FTSE 100 Index	(25)	06/17/16	(2,252,006)	(63,614)
			$(2,252,006)	$(63,614)

At May 31, 2016, the following over-the-counter written options were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
1,100	BNP Paribas Bank	Call on EURO STOXX 50® Index	2,968.746 EUR	06/17/16	$77,485	$(135,715)
1,100	BNP Paribas Bank	Call on EURO STOXX 50® Index	3,042.623 EUR	06/03/16	69,316	(41,365)
1,100	Morgan Stanley	Call on EURO STOXX 50® Index	2,983.060 EUR	07/01/16	79,067	(146,874)
600	Barclays Bank PLC	Call on FTSE 100 Index	6,231.340 GBP	07/01/16	91,534	(100,724)
600	Barclays Bank PLC	Call on FTSE 100 Index	6,393.190 GBP	06/03/16	69,311	(215)
600	BNP Paribas Bank	Call on FTSE 100 Index	6,184.900 GBP	06/17/16	83,181	(85,623)
23,100	Barclays Bank PLC	Call on Nikkei 225 Index	17,111.040 JPY	06/03/16	80,236	(44,705)
23,900	Morgan Stanley	Call on Nikkei 225 Index	16,392.620 JPY	06/17/16	82,025	(201,225)
23,900	Morgan Stanley	Call on Nikkei 225 Index	17,113.120 JPY	07/01/16	78,042	(115,749)
9,800	BNP Paribas Bank	Call on S&P 500 Index	2,099.925 USD	06/03/16	239,837	(64,733)
9,700	Citigroup, Inc.	Call on S&P 500 Index	2,076.890 USD	06/17/16	245,729	(311,992)
9,800	Citigroup, Inc.	Call on S&P 500 Index	2,078.170 USD	07/01/16	250,304	(394,091)
		Total Written OTC Options			$1,446,067	$(1,643,011)

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2016 was as follows:

		Fair Value

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$476,724
Equity contracts	Futures contracts	77,942
Total Asset Derivatives		$554,666

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$15,577
Equity contracts	Futures contracts	63,614
Equity contracts	Written options	1,643,011
Total Liability Derivatives		$1,722,202

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2016:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Morgan Stanley	Societe Generale	The Royal Bank of Scotland Group PLC	Totals
Assets:
Forward foreign currency contracts	$25,976	$-	$-	$-	$42,500	$408,248	$476,724
Total Assets	$25,976	$-	$-	$-	$42,500	$408,248	$476,724

Liabilities:
Forward foreign currency contracts	$-	$-	$-	$-	$-	$15,577	$15,577
Written options	145,644	327,436	706,083	463,848	-	-	1,643,011
Total Liabilities	$145,644	$327,436	$706,083	$463,848	$-	$15,577	$1,658,588

Net OTC derivative instruments by counterparty, at fair value	$(119,668)	$(327,436)	$(706,083)	$(463,848)	$42,500	$392,671	(1,181,864)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$590,000	$-	$350,000	$-	$(1,100,000)	$(160,000)

Net Exposure(1)	$(119,668)	$262,564	$(706,083)	$(113,848)	$42,500	$(707,329)	$(1,341,864)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2016